Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Nature of Relationships with Related Parties

Nature of relationships with related parties:

Related parties	Relationship	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
		MYR	MYR	MYR	USD
Advances to subcontractor:
VC Marine Sdn Bhd	Common director	—	1,228,437	—	—
Accounts payable:
VC Marine Sdn Bhd	Common director	739,879	—	—	—
Amount due to:
Star Sprite Limited	Common director	2,108,419	3,320,276	3,259,111	803,528
Amount due to:
Darren Hoo Wei Sern	Director	50,188	61,995	779	192

Related party transactions:

Transaction nature	Name	December 31, 2024	December 31, 2025	December 31, 2025
		MYR	MYR	USD
Sub-contractor charges	VC Marine Sdn Bhd	3,501,194	—	—
Net repayment of sub-contractor charges to	VC Marine Sdn Bhd	(4,729,631)	—	—
Expenses paid on behalf of Company	Star Sprite Limited	1,211,857	—	—
Expenses paid on behalf by director	Hoo Wei Sern	71,818	—	—
Net advance from/ (repayment) to director	Hoo Wei Sern	(60,011)	—	—